Related parties - Transactions with related entities that affected results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Supplies	$ 114	$ 81	$ 57
Sociedad Minera Cerro Verde S.A.A.
Revenues
Reimbursement of expenses	17	344	747
Supplies	360	0	2
Total revenues	377	344	749
Expenses
Reimbursement of information technology services	27,878	25,055	22,023
Commissions	9,782	11,347	10,550
Management fee	3,227	3,098	2,540
Stock-based compensation (a)	2,166	2,776	2,502
Supplies	97	6	7
Total expenses	43,150	42,282	37,622
Amounts of related payments/settlements	$ 2,100	2,800	3,400
Other capital contributions		$ 100	$ 900